Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
BWX Technologies, Inc. ............... 20,036 $ 2,439,383
Curtiss-Wright Corp. .................. 6,476 2,233,961
Leonardo DRS, Inc.
(a) (b)
................ 45,463 1,367,073
National Presto Industries, Inc. ........... 3,375 242,764
V2X, Inc.
(b)
........................ 7,824 481,958
6,765,139
Automobile Components — 1.3%
Dorman Products, Inc.
(b)
............... 1,822 207,763
Garrett Motion, Inc.
(a) (b)
................ 52,081 386,962
Gentex Corp. ...................... 96,966 2,939,039
Standard Motor Products, Inc. ........... 12,089 389,145
3,922,909
Banks — 0.5%
Bank First Corp. .................... 5,636 518,568
City Holding Co. .................... 2,818 328,579
Westamerica Bancorp ................ 12,617 650,028
1,497,175
Beverages — 0.1%
Coca-Cola Consolidated, Inc. ............ 154 173,136
Biotechnology — 7.5%
(b)
ACADIA Pharmaceuticals, Inc. ........... 9,376 136,796
ADMA Biologics, Inc. ................. 36,102 588,824
Agios Pharmaceuticals, Inc. ............. 6,037 268,224
Alkermes plc
(a)
...................... 81,464 2,093,625
AnaptysBio, Inc. .................... 5,909 127,812
Arcellx, Inc. ........................ 4,098 345,338
ARS Pharmaceuticals, Inc.
(a)
............ 20,815 306,397
Cargo Therapeutics, Inc. ............... 7,097 138,391
CG oncology, Inc. ................... 4,974 176,726
Crinetics Pharmaceuticals, Inc. .......... 15,770 882,489
Cullinan Therapeutics, Inc. ............. 6,329 98,416
Day One Biopharmaceuticals, Inc.
(a)
....... 9,725 143,152
Disc Medicine, Inc. ................... 8,363 374,830
Dynavax Technologies Corp. ............ 76,964 912,023
Exelixis, Inc. ....................... 163,702 5,434,906
Halozyme Therapeutics, Inc. ............ 8,566 433,183
Ideaya Biosciences, Inc. ............... 28,841 811,874
Immunome, Inc. ..................... 15,581 178,714
Insmed, Inc. ....................... 28,343 1,906,917
Ionis Pharmaceuticals, Inc. ............. 42,862 1,645,472
Ironwood Pharmaceuticals, Inc. , Class A .... 69,593 274,892
iTeos Therapeutics, Inc. ............... 8,314 70,253
Keros Therapeutics, Inc. ............... 2,839 164,776
Kiniksa Pharmaceuticals International plc .... 24,701 557,996
Krystal Biotech, Inc. .................. 2,524 435,466
Mirum Pharmaceuticals, Inc. ............ 20,284 780,123
Ultragenyx Pharmaceutical, Inc. .......... 12,924 658,995
Vaxcyte, Inc.
(a)
...................... 17,762 1,888,989
Xenon Pharmaceuticals, Inc. ............ 27,922 1,147,873
Zymeworks, Inc. .................... 28,186 386,148
23,369,620
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(b)
...... 8,439 774,953
Building Products — 0.4%
CSW Industrials, Inc.
(a)
................ 3,646 1,287,403
Capital Markets — 1.8%
Diamond Hill Investment Group, Inc. ....... 1,907 287,804
Houlihan Lokey, Inc. , Class A ............ 6,652 1,149,266
Interactive Brokers Group, Inc. , Class A ..... 9,727 1,484,146
Security
Shares
Shares Value
Capital Markets (continued)
PJT Partners, Inc. , Class A ............. 4,082 $ 567,235
Virtu Financial, Inc. , Class A ............. 46,361 1,435,336
WisdomTree, Inc. .................... 76,582 792,624
5,716,411
Chemicals — 1.3%
Ashland, Inc. ....................... 9,855 833,437
Hawkins, Inc. ...................... 7,386 789,564
NewMarket Corp. .................... 4,459 2,340,841
3,963,842
Commercial Services & Supplies — 2.1%
Brady Corp. , Class A, NVS ............. 27,555 1,960,263
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 10,536 1,031,264
CoreCivic, Inc.
(b)
.................... 24,620 340,002
Ennis, Inc. ........................ 15,855 322,808
GEO Group, Inc. (The)
(b)
............... 10,763 163,382
Liquidity Services, Inc.
(b)
............... 13,946 300,955
MSA Safety, Inc. .................... 8,352 1,386,014
UniFirst Corp. ...................... 5,418 974,210
6,478,898
Communications Equipment — 0.4%
(b)
Ciena Corp. ....................... 7,228 459,050
NETGEAR, Inc. ..................... 11,142 244,233
NetScout Systems, Inc. ................ 26,797 563,541
1,266,824
Construction & Engineering — 1.3%
Argan, Inc. ........................ 7,758 1,024,366
MDU Resources Group, Inc. ............ 105,249 3,036,434
4,060,800
Construction Materials — 0.2%
United States Lime & Minerals, Inc. ........ 6,921 780,550
Consumer Finance — 0.5%
FirstCash Holdings, Inc. ............... 15,073 1,559,603
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 27,092 2,295,505
Casey's General Stores, Inc. ............ 6,390 2,517,788
Grocery Outlet Holding Corp.
(a) (b)
.......... 54,921 785,370
Ingles Markets, Inc. , Class A ............ 8,737 557,945
Maplebear, Inc.
(b)
.................... 4,455 196,466
SpartanNash Co. .................... 22,003 462,943
Sprouts Farmers Market, Inc.
(b)
........... 24,573 3,155,910
Weis Markets, Inc. ................... 7,429 467,210
10,439,137
Containers & Packaging — 2.3%
AptarGroup, Inc. .................... 29,072 4,881,480
Graphic Packaging Holding Co. .......... 12,142 343,133
Silgan Holdings, Inc. .................. 8,338 431,408
Sonoco Products Co. ................. 28,026 1,471,925
7,127,946
Diversified Consumer Services — 3.9%
Adtalem Global Education, Inc.
(b)
......... 5,338 431,951
Graham Holdings Co. , Class B ........... 2,043 1,722,862
Grand Canyon Education, Inc.
(b)
.......... 14,118 1,935,719
H&R Block, Inc. ..................... 25,510 1,523,712
Laureate Education, Inc. ............... 82,849 1,423,346
OneSpaWorld Holdings Ltd. ............. 43,828 767,428
Perdoceo Education Corp. .............. 42,447 948,690
Service Corp. International ............. 9,832 802,783
Strategic Education, Inc. ............... 2,791 242,705
Stride, Inc.
(b)
....................... 22,549 2,103,371

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.
(b)
........ 10,157 $ 169,013
12,071,580
Diversified Telecommunication Services — 1.3%
Anterix, Inc.
(b)
...................... 6,692 217,356
Cogent Communications Holdings, Inc. ..... 27,237 2,186,314
Consolidated Communications Holdings, Inc.
(b)
46,182 214,054
IDT Corp. , Class B ................... 10,169 477,231
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 34,372 708,751
Shenandoah Telecommunications Co. ...... 28,534 394,910
4,198,616
Electric Utilities — 5.0%
ALLETE, Inc. ...................... 13,362 853,965
IDACORP, Inc. ..................... 31,035 3,211,502
MGE Energy, Inc. .................... 14,408 1,303,780
OGE Energy Corp. ................... 88,257 3,529,398
Pinnacle West Capital Corp. ............ 32,083 2,817,208
Portland General Electric Co. ............ 34,008 1,611,979
TXNM Energy, Inc. ................... 52,801 2,298,956
15,626,788
Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc. ........................ 20,984 1,137,543
Benchmark Electronics, Inc. ............ 22,203 961,390
Insight Enterprises, Inc.
(a) (b)
............. 6,502 1,137,330
OSI Systems, Inc.
(a) (b)
................. 1,516 200,430
PC Connection, Inc. .................. 7,267 462,544
Plexus Corp.
(b)
...................... 2,262 325,954
Rogers Corp.
(b)
..................... 1,038 104,091
TD SYNNEX Corp. ................... 8,831 1,018,656
5,347,938
Energy Equipment & Services — 0.0%
Atlas Energy Solutions, Inc. ............. 8,021 156,971
Entertainment — 2.1%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 4,124 173,455
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
27,782 1,097,667
Endeavor Group Holdings, Inc. , Class A
(a)
... 21,266 627,135
IMAX Corp.
(b)
...................... 8,761 212,892
Madison Square Garden Sports Corp.
(b)
..... 9,516 2,119,213
Marcus Corp. (The) .................. 14,917 281,484
TKO Group Holdings, Inc. , Class A
(b)
....... 17,893 2,089,366
6,601,212
Financial Services — 0.1%
Enact Holdings, Inc. .................. 6,023 205,324
International Money Express, Inc.
(b)
........ 8,907 156,674
361,998
Food Products — 5.0%
Cal-Maine Foods, Inc. ................. 25,921 2,275,345
Flowers Foods, Inc. .................. 123,685 2,749,518
Ingredion, Inc. ...................... 16,720 2,219,747
J & J Snack Foods Corp. ............... 9,505 1,559,961
John B Sanfilippo & Son, Inc. ............ 5,425 447,617
Lancaster Colony Corp. ............... 5,837 1,013,303
Pilgrim's Pride Corp.
(b)
................ 15,125 732,655
Post Holdings, Inc.
(b)
.................. 23,473 2,563,486
Seaboard Corp. ..................... 63 174,259
Seneca Foods Corp. , Class A
(b)
.......... 3,114 192,539
Simply Good Foods Co. (The)
(b)
.......... 27,178 914,811
TreeHouse Foods, Inc.
(b)
............... 6,968 253,496
Utz Brands, Inc. , Class A ............... 9,705 167,120
Vital Farms, Inc.
(b)
................... 9,255 320,963
15,584,820
Security
Shares
Shares Value
Gas Utilities — 0.7%
Chesapeake Utilities Corp. ............. 1,847 $ 221,252
New Jersey Resources Corp. ............ 16,108 739,196
ONE Gas, Inc. ...................... 6,012 428,475
Southwest Gas Holdings, Inc. ........... 7,477 547,691
Spire, Inc. ......................... 3,166 202,181
2,138,795
Ground Transportation — 1.6%
Landstar System, Inc. ................. 14,426 2,535,658
Schneider National, Inc. , Class B ......... 34,237 968,222
Werner Enterprises, Inc. ............... 37,248 1,374,079
4,877,959
Health Care Equipment & Supplies — 0.3%
iRadimed Corp. ..................... 2,846 140,222
LeMaitre Vascular, Inc. ................ 3,703 327,308
Varex Imaging Corp.
(b)
................ 25,321 332,465
799,995
Health Care Providers & Services — 7.4%
Acadia Healthcare Co., Inc.
(b)
............ 5,478 233,856
Addus HomeCare Corp.
(b)
.............. 9,932 1,235,740
Amedisys, Inc.
(b)
.................... 20,100 1,901,460
Chemed Corp. ...................... 7,685 4,151,744
CorVel Corp.
(b)
...................... 815 242,723
Cross Country Healthcare, Inc.
(b)
......... 20,877 238,207
Encompass Health Corp. .............. 35,498 3,530,631
Ensign Group, Inc. (The) ............... 24,074 3,731,229
HealthEquity, Inc.
(a) (b)
................. 40,373 3,441,798
National HealthCare Corp. .............. 8,499 986,139
National Research Corp. ............... 9,359 169,679
Option Care Health, Inc.
(b)
.............. 27,479 633,116
Patterson Cos., Inc. .................. 50,176 1,054,198
Premier, Inc. , Class A ................. 74,299 1,497,125
US Physical Therapy, Inc. .............. 1,845 147,932
23,195,577
Health Care REITs — 1.5%
CareTrust REIT, Inc. .................. 69,767 2,279,288
LTC Properties, Inc. .................. 9,360 357,552
Omega Healthcare Investors, Inc. ......... 48,466 2,058,351
4,695,191
Health Care Technology — 0.1%
HealthStream, Inc. ................... 14,680 429,170
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. , Class A
(b)
....... 29,090 321,154
Choice Hotels International, Inc.
(a)
......... 4,207 586,918
Target Hospitality Corp.
(b)
.............. 15,656 116,794
Texas Roadhouse, Inc. ................ 10,246 1,958,215
Wendy's Co. (The) ................... 108,382 2,071,180
5,054,261
Household Products — 0.3%
Reynolds Consumer Products, Inc. ........ 38,909 1,048,598
Insurance — 13.4%
AMERISAFE, Inc. ................... 11,873 641,736
Axis Capital Holdings Ltd. .............. 49,557 3,878,331
Employers Holdings, Inc. ............... 15,844 771,920
Enstar Group Ltd.
(b)
.................. 4,660 1,502,850
Hamilton Insurance Group Ltd. , Class B
(b)
... 10,886 189,634
Hanover Insurance Group, Inc. (The) ...... 22,130 3,282,543
HCI Group, Inc. ..................... 2,527 286,334
Horace Mann Educators Corp. ........... 25,634 954,610
Mercury General Corp. ................ 17,114 1,157,420
Old Republic International Corp. .......... 135,823 4,744,297

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ....... 15,583 $ 3,289,260
RenaissanceRe Holdings Ltd. ........... 11,687 3,066,669
RLI Corp. ......................... 23,178 3,615,073
Ryan Specialty Holdings, Inc. , Class A ...... 31,775 2,093,019
Safety Insurance Group, Inc. ............ 9,268 725,360
Selective Insurance Group, Inc. .......... 37,466 3,402,662
SiriusPoint Ltd.
(b)
.................... 37,943 498,571
Skyward Specialty Insurance Group, Inc.
(b)
... 21,163 935,616
Tiptree, Inc. ....................... 12,453 254,166
United Fire Group, Inc. ................ 13,264 260,505
Universal Insurance Holdings, Inc. ........ 17,011 339,199
Unum Group ....................... 51,039 3,275,683
White Mountains Insurance Group Ltd.
(a)
.... 1,579 2,837,684
42,003,142
Interactive Media & Services — 0.2%
Yelp, Inc.
(b)
........................ 22,609 771,871
IT Services — 0.1%
Hackett Group, Inc. (The) .............. 14,917 362,781
Leisure Products — 0.2%
Smith & Wesson Brands, Inc. ............ 9,567 123,941
Sturm Ruger & Co., Inc. ............... 10,807 424,931
548,872
Machinery — 0.4%
Donaldson Co., Inc. .................. 13,355 977,052
Enerpac Tool Group Corp. , Class A ........ 6,043 266,617
1,243,669
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ........... 6,684 105,206
Matson, Inc. ....................... 1,653 256,033
361,239
Media — 1.0%
New York Times Co. (The) , Class A ........ 24,967 1,394,157
Scholastic Corp. .................... 6,352 157,720
TEGNA, Inc. ....................... 91,678 1,506,270
3,058,147
Metals & Mining — 1.8%
Arch Resources, Inc. , Class A ........... 3,084 452,608
Ramaco Resources, Inc. , Class A ......... 12,919 131,128
Royal Gold, Inc. ..................... 32,155 4,696,559
Warrior Met Coal, Inc. ................. 7,848 495,444
5,775,739
Multi-Utilities — 0.9%
Avista Corp. ....................... 17,625 660,585
Northwestern Energy Group, Inc. ......... 37,776 2,019,505
2,680,090
Office REITs — 0.4%
Equity Commonwealth
(b)
............... 65,572 1,297,670
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ............... 77,322 1,111,117
CNX Resources Corp.
(a) (b)
.............. 14,587 496,395
CONSOL Energy, Inc. ................. 2,201 244,135
Delek US Holdings, Inc. ............... 7,531 118,011
DT Midstream, Inc. ................... 36,827 3,319,954
Gulfport Energy Corp.
(b)
............... 6,194 857,497
Hess Midstream LP , Class A ............ 49,995 1,732,327
International Seaways, Inc. ............. 24,133 1,050,751
Kimbell Royalty Partners LP ............ 37,640 604,122
Kinetik Holdings, Inc. , Class A ........... 23,942 1,165,257
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc. , Class A .............. 5,929 $ 169,095
Peabody Energy Corp. ................ 6,537 171,727
Plains GP Holdings LP , Class A .......... 121,790 2,094,788
REX American Resources Corp.
(b)
........ 9,097 406,909
Viper Energy, Inc. , Class A ............. 37,723 1,957,824
15,499,909
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
.............. 7,553 190,260
Pharmaceuticals — 2.5%
ANI Pharmaceuticals, Inc.
(b)
............. 4,500 257,603
Collegium Pharmaceutical, Inc.
(a) (b)
........ 20,274 692,154
Corcept Therapeutics, Inc.
(a) (b)
........... 18,655 913,535
Edgewise Therapeutics, Inc.
(b)
........... 8,062 270,641
Innoviva, Inc.
(b)
..................... 35,424 692,893
Intra-Cellular Therapies, Inc.
(b)
........... 3,087 261,623
Jazz Pharmaceuticals plc
(b)
............. 11,285 1,241,689
Liquidia Corp.
(b)
..................... 22,542 244,581
Perrigo Co. plc ..................... 17,671 452,908
Prestige Consumer Healthcare, Inc.
(b)
...... 30,566 2,254,243
Tarsus Pharmaceuticals, Inc.
(b)
........... 5,731 254,972
Theravance Biopharma, Inc.
(b)
........... 22,656 186,685
7,723,527
Professional Services — 5.2%
Barrett Business Services, Inc. ........... 6,339 229,408
CACI International, Inc. , Class A
(b)
........ 5,583 3,084,942
CRA International, Inc. ................ 4,314 785,752
Franklin Covey Co.
(b)
................. 6,808 271,026
FTI Consulting, Inc.
(b)
................. 10,174 1,984,744
Huron Consulting Group, Inc.
(b)
........... 11,366 1,315,387
ICF International, Inc. ................. 3,591 605,407
KBR, Inc. ......................... 23,557 1,578,555
Kelly Services, Inc. , Class A, NVS ........ 18,439 368,596
Maximus, Inc. ...................... 9,532 823,946
Parsons Corp.
(b)
..................... 29,012 3,137,938
Science Applications International Corp. .... 6,655 960,250
Verra Mobility Corp. , Class A
(b)
........... 44,167 1,147,017
16,292,968
Real Estate Management & Development — 0.1%
FRP Holdings, Inc.
(a) (b)
................. 8,644 250,676
RMR Group, Inc. (The) , Class A .......... 7,742 186,350
437,026
Retail REITs — 1.7%
Agree Realty Corp. .................. 62,061 4,608,029
NETSTREIT Corp. ................... 41,388 641,514
5,249,543
Software — 5.3%
A10 Networks, Inc. ................... 35,720 523,298
Adeia, Inc. ........................ 13,298 165,294
Alarm.com Holdings, Inc.
(b)
............. 5,435 289,849
AvePoint, Inc. , Class A
(b)
............... 68,124 827,025
Blackbaud, Inc.
(b)
.................... 5,568 420,440
Box, Inc. , Class A
(b)
.................. 6,334 201,168
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 164,052 1,707,781
Clearwater Analytics Holdings, Inc. , Class A
(b)
. 50,976 1,330,983
CommVault Systems, Inc.
(b)
............. 21,555 3,366,676
Daily Journal Corp.
(b)
................. 808 391,880
Dolby Laboratories, Inc. , Class A ......... 36,796 2,682,428
Dropbox, Inc. , Class A
(b)
............... 33,230 858,996
Guidewire Software, Inc.
(b)
.............. 1,471 273,989
InterDigital, Inc. ..................... 5,523 830,880
LiveRamp Holdings, Inc.
(b)
.............. 7,114 178,063

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Mitek Systems, Inc.
(a) (b)
................ 11,904 $ 102,255
N-able, Inc.
(b)
....................... 31,921 390,394
Nutanix, Inc. , Class A
(b)
................ 5,273 327,453
Progress Software Corp. ............... 25,112 1,609,428
16,478,280
Specialty Retail — 1.9%
Murphy USA, Inc. ................... 9,809 4,791,206
Valvoline, Inc.
(b)
..................... 20,409 822,075
Winmark Corp. ..................... 588 219,259
5,832,540
Trading Companies & Distributors — 0.9%
McGrath RentCorp ................... 9,137 1,038,877
MSC Industrial Direct Co., Inc. , Class A ..... 22,414 1,772,275
2,811,152
Water Utilities — 0.5%
American States Water Co. ............. 7,154 589,919
California Water Service Group .......... 10,480 544,541
York Water Co. (The) ................. 8,123 285,686
1,420,146
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a) (b)
.......... 5,700 351,690
Total Common Stocks — 99 .8%
(Cost: $ 267,098,739 ) .............................. 311,764,076
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(b) (c)
........ 72,502 $ 60,901
Total Rights — 0.0%
(Cost: $ 28,276 ) ................................. 60,901
Total Long-Term Investments — 99.8%
(Cost: $ 267,127,015 ) .............................. 311,824,977
Short-Term Securities
Money Market Funds — 5.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(f)
.................. 17,728,955 17,741,365
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 224,740 224,740
Total Short-Term Securities — 5 .8%
(Cost: $ 17,949,604 ) ............................... 17,966,105
Total Investments — 105 .6%
(Cost: $ 285,076,619 ) .............................. 329,791,082
Liabilities in Excess of Other Assets — (5.6) % ............. (17,432,066)
Net Assets — 100.0% ...............................
$ 312,359,016
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,822,399 $ — $ (16,089,354)
(a)
$ 5,087 $ 3,233 $ 17,741,365 17,728,955 $ 21,347
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,763,241 — (1,538,501)
(a)
— — 224,740 224,740 8,001 —
$ 5,087 $ 3,233 $ 17,966,105 $ 29,348 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 7 12/20/24 $ 265 $ (6,431)
S&P Midcap 400 E-Mini Index ................................................. 1 12/20/24 311 (10,387)
$ (16,818)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 311,764,076 $ — $ — $ 311,764,076
Rights ................................................ — — 60,901 60,901
Short-Term Securities
Money Market Funds ...................................... 17,966,105 — — 17,966,105
$ 329,730,181 $ — $ 60,901 $ 329,791,082
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (16,818) $ — $ — $ (16,818)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust